Reserves - Schedule of NASDAQ Listing Reserve (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of NASDAQ Listing Reserve [Abstract]
Balance at beginning of period	$ 43,998,710	$ 43,998,710
NASDAQ listing costs
Balance at end of period	$ 43,998,710	$ 43,998,710